Employee benefits - Summary of Amounts Recognized in Relation to Net Defined Benefit Liability Asset in Statements of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	¥ 614,763	¥ 640,061	¥ 658,863
Fair value of plan assets	(474,933)	(476,411)	(437,206)
The impact of minimum funding requirement and asset ceiling	4,870	3,990	1,898
Net defined benefit asset	(21,057)	(1,757)	(1,493)
Net defined benefit liability	165,757	169,397	225,048
Net amount	144,700	167,640	223,555
Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	277,903	371,239	357,096
Fair value of plan assets	(198,791)	(288,394)	(277,719)
The impact of minimum funding requirement and asset ceiling	2,491	13,156	14,241
Net defined benefit asset	(6,544)	(714)	(9,818)
Net defined benefit liability	88,147	96,715	103,436
Net amount	¥ 81,603	¥ 96,001	¥ 93,618